UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Hundredfold Advisors, LLC
Address:           2940 N. LynnhavenRd #210-A
                   Virginia Beach, VA 23452

13F File Number:   28-12921
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mary K. Collins
Title:          Managing Member
Phone:          (757) 463-7600


Signature, Place, and Date of Signing


/s/ Mary K. Collins        Virginia Beach, VA         November 7, 2011
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Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.

[ X ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-12221                        Rafferty Asset Management, LLC
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